Exhibit 99.10

Client Name:
Client Project Name:	OBX 2021-NQM3
Start - End Dates:	01/17/2021 - 06/24/2021
Deal Loan Count:	250

Conditions Report 2.0

Loans in Report:	8,582
Loans with Conditions:	174

6 - Total Active Conditions
6 - Non-Material Conditions
4 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Income/Employment
2 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Federal Consumer Protection
296 - Total Satisfied Conditions

48 - Credit Review Scope
7 - Category: Application
10 - Category: Assets
2 - Category: Credit/Mtg History
2 - Category: Income/Employment
24 - Category: Insurance
2 - Category: Legal Documents
1 - Category: Terms/Guidelines
146 - Property Valuations Review Scope
144 - Category: Appraisal
1 - Category: FEMA
1 - Category: Value
102 - Compliance Review Scope
1 - Category: Documentation
14 - Category: Right of Rescission
87 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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